Segment Information - Consolidated Statements of Profit and Loss (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 266,446	$ 71,293	$ 322,921	$ 79,272	$ 16,034
Cost of care delivery	(23,927)	(11,823)	(289,672)	(67,254)	(19,810)
Other operating income (expense)			(400,754)	(173,042)	(156,548)
Change in fair value of warrant liabilities	5,575		27,811
Exchange gain / (loss)	(447)	(573)	868	(2,836)	17,075
Gain on sale of subsidiary		3,917	3,917
Gain on remeasurement of equity interest			10,495
Share of loss of equity-accounted investees		(455)	(2,602)	(1,124)
Segment EBITDA	(75,517)	(4,013)	(327,016)	(164,984)	(143,249)
Depreciation and amortization	(9,458)	(5,848)	(35,004)	(14,487)	(2,496)
Operating loss	(90,103)	(12,750)	(402,509)	(175,511)	(162,820)
Operating segment, excluding materially reconciling items
Disclosure of operating segments [line items]
Revenue	266,517	70,920	322,873	79,194	16,043
Operating segments
Disclosure of operating segments [line items]
Revenue	266,453	70,924	322,870	79,060	16,073
Cost of care delivery	(24,527)	(14,462)	(297,130)	(76,186)	(26,240)
Other operating income (expense)			(392,528)	(158,942)	(148,508)
Change in fair value of warrant liabilities	5,575		27,811
Exchange gain / (loss)	(18,382)	1,107	(265)	17,217	16,815
Gain on sale of subsidiary		3,917	2,687
Gain on remeasurement of equity interest			10,495
Share of loss of equity-accounted investees		(455)	(2,602)	(1,124)
Segment EBITDA	(93,339)	(3,030)	(328,662)	(139,975)	(141,860)
Reconciliation adjustments
Disclosure of operating segments [line items]
Revenue	(7)	369	51	212	(39)
Cost of care delivery	600	2,639	7,458	8,932	6,430
Other operating income (expense)			(8,226)	(14,100)	(8,040)
Exchange gain / (loss)	17,935	(1,680)	1,133	(20,053)	260
Gain on sale of subsidiary			1,230
Segment EBITDA	17,822	(983)	1,646	(25,009)	(1,389)
Unallocated amounts
Disclosure of operating segments [line items]
Revenue	(71)	373	48	78	(9)
Inter-segment revenue
Disclosure of operating segments [line items]
Revenue	(64)	4	3	134	(30)
UK | Operating segment, excluding materially reconciling items
Disclosure of operating segments [line items]
Revenue	15,670	41,242	88,967	44,000	14,633
UK | Operating segments
Disclosure of operating segments [line items]
Revenue	15,670	41,242	91,172	45,194	18,714
Cost of care delivery	(11,872)	(9,269)	(41,542)	(34,600)	(25,707)
Other operating income (expense)			(114,975)	(127,762)	(119,895)
Exchange gain / (loss)	(4,078)	(632)	(1,844)	403	314
Segment EBITDA	(31,505)	4,899	(67,189)	(116,765)	(126,574)
UK | Inter-segment revenue
Disclosure of operating segments [line items]
Revenue			2,205	1,194	4,081
US | Operating segment, excluding materially reconciling items
Disclosure of operating segments [line items]
Revenue	250,512	29,244	232,296	32,226
US | Operating segments
Disclosure of operating segments [line items]
Revenue	250,512	29,244	228,332	29,132	(2,669)
Cost of care delivery	(12,394)	(4,597)	(253,998)	(34,381)	(160)
Other operating income (expense)			(105,602)	(27,190)	(23,273)
Exchange gain / (loss)	2,353	(49)	189	(246)	(83)
Share of loss of equity-accounted investees		(455)	(2,602)
Segment EBITDA	(41,257)	(11,090)	(133,681)	(32,685)	(26,185)
US | Inter-segment revenue
Disclosure of operating segments [line items]
Revenue			(3,964)	(3,094)	(2,669)
All other segments | Operating segment, excluding materially reconciling items
Disclosure of operating segments [line items]
Revenue	335	434	1,610	2,968	1,410
All other segments | Operating segments
Disclosure of operating segments [line items]
Revenue	271	438	3,366	4,734	28
Cost of care delivery	(261)	(596)	(1,590)	(7,205)	(373)
Other operating income (expense)			(171,951)	(3,990)	(5,340)
Change in fair value of warrant liabilities	5,575		27,811
Exchange gain / (loss)	(16,657)	1,788	1,390	17,060	16,584
Gain on sale of subsidiary		3,917	2,687
Gain on remeasurement of equity interest			10,495
Share of loss of equity-accounted investees				(1,124)
Segment EBITDA	(20,577)	3,161	(127,792)	9,475	10,899
All other segments | Inter-segment revenue
Disclosure of operating segments [line items]
Revenue	$ (64)	$ 4	$ 1,756	$ 1,766	$ (1,382)